Net Income (Loss) Attributable to Common Stockholders	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Common Stockholders
12. NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
Net loss per share attributable to common stockholders was computed by dividing net loss by the weighted-average number of common shares outstanding for the years ended December 31, 2020 and 2019 (in thousands, except per share data):

	Year ended December 31,
	2020	2019
Numerator :
Net loss attributable to common stockholders	$(14,021)	$(31,960)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	32,841	31,108

Net loss per share attributable to common stockholders, basic and diluted	$(0.43)	$(1.03)

The potential shares of common stock were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive for
the years ended December 31, 2020 and 2019:

	Year ended December 31,
	2020	2019
Redeemable convertible preferred stock, all series	126,409	99,972
Warrants to purchase common stock	1,081	875
Common stock options outstanding	49,206	48,762

Total potentially dilutive common share equivalents	176,696	149,609